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Centre Global Infrastructure Fund
SUMMARY OF CENTRE GLOBAL INFRASTRUCTURE FUND
Investment Objective
The Centre Global Infrastructure Fund (the "Fund") seeks long-term growth of capital and current income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Global Infrastructure Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the purchase of such shares)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Global Infrastructure Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Service Fees	[1]	0.07%	0.04%
Other Expenses	[2]	0.67%	0.67%
Total Annual Fund Operating Expenses		1.89%	1.61%
Fee Waiver and/or Expense Reimbursement	[3]	(0.52%)	(0.47%)
Net Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.37%	1.14%
[1]	Shareholder Service Fees in the table above have been restated to reflect current fees. The operating expenses in this table may not correlate to the expense ratio in the Fund's financial highlights.
[2]	"Other Expenses" include acquired fund fees and expenses, which were less than 0.01% of the average net assets of the Fund. Acquired fund fees and expenses are incurred indirectly by the Fund as a result of investing in securities of one or more investment companies.
[3]	Effective as of the close of business on May 18, 2018, Centre Asset Management, LLC (the "Adviser" or "Centre") has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund incorporating the Fund's financial statements for that fiscal year (the "Initial Term") to the extent necessary to limit the current operating expenses of the Fund, including investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares; expenses in the table above reflect this expense limitation. Effective July 22, 2019, the Adviser further contractually agreed, to limit its advisory fees and/or reimburse other expenses of the Fund through July 21, 2020 to the extent necessary to limit total net operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, distribution/service (Rule 12b-1) fees, and shareholder services fees, but excluding, as applicable, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.00% of the average daily net assets of the Institutional Class shares. Each expense limitation agreement may be terminated at any time by the Board, upon 60 days' written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made. Any recoupment provision is limited to the lesser of (A) the expense limitation in effect at the time of the waiver; and (B) the expense limitation in effect at the time of recoupment.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement may only remain in effect for the Initial Term.

Although your actual costs may be higher or lower, based on these Assumptions your costs would be:

Expense Example - Centre Global Infrastructure Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	139	543	972	2,166
Institutional Class	116	462	831	1,869

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2019 , the Fund's portfolio turnover rate was 233%.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek long-term growth of capital and current income. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. For this purpose, an "infrastructure-related" company has (i) at least 50% of its assets (excluding cash) consisting of infrastructure assets, or (ii) 50% of its gross income or net profits attributable to, or derived (directly or indirectly) from the ownership, management, construction, development, operation, use, creation or financing of infrastructure assets. "Infrastructure assets" are the physical structures and networks that provide necessary services for society, including, but not limited to, transportation assets (e.g., railroads, toll roads, bridges, tunnels, airports, parking facilities and seaports); utility assets (e.g., electric transmission and distribution lines, power generation facilities, oil, gas and water distribution facilities and related midstream assets, communications networks and satellites, sewage treatment plants and critical internet networks) and social assets (e.g., hospitals, courts, schools, correctional facilities and subsidized housing). The Fund's 80% investment policy (the "80% Policy") is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund must comply with the 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with the 80% Policy.

The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include infrastructure-related debt securities of U.S. and non-U.S. issuers (including municipal, corporate debt obligations and asset-backed securities), energy-related infrastructure companies organized as master limited partnerships ("MLPs"), common stock and convertible securities. The Fund's common stock investments may consist of exchange-listed equities from companies across various industries, sectors and market capitalizations. The Fund may invest in convertible securities when the attributes of a particular company's convertible security is superior, in terms of total return (interest or dividends plus capital appreciation), to the common shares of the same company.

Under normal market conditions, the Fund will invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies organized or located in at least three non-U.S. countries. Although the Fund may invest in emerging market securities without limit, under normal market conditions, the non-U.S. companies in which the Fund currently intends to invest will be organized or located primarily in developed market countries, such as Japan, Spain, Canada, and the United Kingdom. The Fund may also engage in transactions in foreign currencies. The Fund's investments in securities of foreign issuers may include sponsored or unsponsored depositary receipts for such securities, such as American Depositary Receipts ("ADRs") (which are typically issued by a U.S. financial institution (a depositary) and evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary) and Global Depositary Receipts ("GDRs") (which are receipts issued outside the U.S., typically by non-U.S. banks and trust companies, and evidence ownership of either foreign or domestic securities).

The Fund intends to generally maintain a fully-invested posture. As such, cash will typically be held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate.

In selecting investments for the Fund, the Adviser utilizes a "bottom-up" fundamental stock selection process that the Adviser believes yields a more accurate picture of a company's intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company's operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[1] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reason to originally invest in the security have changed, such as a change in general market conditions, or in response to redemptions of Fund shares.

[1]       Economic Value Added (EVA) is an estimate of a company's economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company's capital, is an amount that may be considered in the assessment of a company's overall value.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund's portfolio) may decline regardless of any company's long-term prospects. The Fund's performance per share will change daily in response to such factors.

Infrastructure-Related Company Investment Risk. The Fund's investments in infrastructure-related companies will expose the Fund, and make it more susceptible, to adverse economic or regulatory occurrences affecting those companies. Infrastructure-related companies may be subject to a variety of factors that, individually or collectively, may adversely affect their business or operations, including general or local economic conditions and political developments, changes in government spending on infrastructure projects, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, high degrees of leverage, difficulty in raising capital, costs associated with compliance with changes in environmental and other regulations, the deregulation of a particular industry or sector, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies. In addition, infrastructure-related companies may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other challenges and the imposition of special tariffs and changes in tax laws and accounting standards. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not focus its investments in such companies.

Sector Risk. The Fund's investments in securities issued by infrastructure-related companies may expose the Fund to the risks affecting a particular market sector, such as utilities, telecommunication services, energy or industrials. To the extent that the Fund's investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund's investments were more diversified among various different sectors.

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Foreign and Emerging Market Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The value of the Fund's investments may decline because of factors affecting a particular issuer, and/or factors affecting foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. The Fund's investments in ADRs and GDRs entail similar investment risks to direct ownership of foreign securities traded outside the U.S.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates or dividend yields.

Municipal Obligations. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Obligations"), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer's municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. From time to time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Liquidity Risk. Liquidity risk occurs when an investment becomes difficult to purchase or sell. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The Fund may also face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, and substantial redemptions of the Fund's shares.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

MLP Investment Risk. An MLP that invests in a particular industry (e.g. oil, gas and consumable fuels) may be adversely affected by detrimental economic events within that industry. As a partnership, an MLP may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors, such as the Fund.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund's ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund's ability to achieve its investment objective.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-capitalization ("small-cap") and mid-capitalization ("mid-cap") companies. Investing in such companies involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of small-cap and mid-cap companies have limited market liquidity, may be traded in volumes that are lower than are typical of larger company securities, and their prices may be more volatile.

PERFORMANCE INFORMATION

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts the change in the Fund's performance for the period indicated for Investor Class shares.

Annual Total Returns – Investor Class Shares

Annual Total Returns (Years Ended December 31) – Investor Class Shares

Best Quarter:	1st Quarter, 2019	+12.82%
Worst Quarter:	3rd Quarter, 2019	+1.59%

The following performance table compares the Fund's average annual total returns for the period indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Average Annual Total Returns (for the period ended December 31, 2019)
Average Annual Total Returns - Centre Global Infrastructure Fund		1 Year	Since Inception [2]
Investor Class	[1]	25.27%	6.55%
Investor Class | After Taxes on Distributions	[1]	24.54%	5.80%
Investor Class | After Taxes on Distributions and Sales	[1]	15.41%	4.95%
Institutional Class		25.42%	6.85%
MSCI World Index	[3]	27.67%	4.93%
MSCI World Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	[4]	21.60%	7.51%
[1]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[2]	The inception date of the Investor Class and Institutional Class shares is January 29, 2018.
[3]	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI World Index does not offer exposure to emerging markets.
[4]	MSCI World Infrastructure Index captures the global opportunity set of companies that are owners or operators of infrastructure assets. Constituents are selected from the equity universe of MSCI World, the parent index.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown in the table above. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA"). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.